Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenues	$ 5,882,199	$ 3,935,320
Cost of revenues	3,991,885	2,766,391
Gross margin	1,890,314	1,168,929
Operating costs and expenses:
General and administrative	5,925,171	3,497,230
Sales and marketing	4,155,776	2,912,151
Research and development	550,263	352,580
Total operating costs and expenses	10,631,210	6,761,961
Loss from operations	(8,740,896)	(5,593,032)
Other expense:
Interest expense	(1,065,942)	(1,428,015)
Other expense, net	(9,901)	(4,266)
Loss before provision for income taxes	(9,816,739)	(7,025,313)
Provision for income taxes	(3,625)	(1,600)
Net loss	(9,820,364)	(7,026,913)
Preferred stock beneficial conversion charge	(4,474,348)	(4,864,292)
Undeclared cumulative preferred dividends	(762,727)	(305,328)
Net loss attributable to common stockholders	$ (15,057,439)	$ (12,196,533)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (2.05)	$ (2.44)
Weighted average common shares outstanding - basic and diluted (in shares)	7,339,855	5,006,219